Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

10.	Commitments and Contingencies

Registration Rights

The holders of the convertible notes that were issued have registration rights that required the Company to register the sale of their debt securities held by them pursuant to a registration rights agreement, as amended, that was signed in conjunction with the convertible notes.

Legal Proceedings

The Company is not currently subject to any material legal proceedings, nor, to the Company’s knowledge, are any material legal proceedings threatened against the Company. From time to time, the Company may be a party to certain legal or regulatory proceedings in the ordinary course of business. While the outcome of any such future legal or regulatory proceedings cannot be predicted with certainty, management does not expect that any such future proceedings will have a material effect on the Company’s financial condition or results of operations.

Contract Losses

In December 2021, the Company entered into an agreement ("Agreement") with QAD, Inc. (“QAD”), a cloud-based enterprise resource software provider. Under the Agreement, QAD would provide implementation services and access to the cloud-based software platform for a 5-year term. However, subsequent to executing the Agreement, the Company and QAD (collectively, the “Parties”) were unable to successfully implement the software platform. From March 2023 through April 2023, the Parties attempted to reach an agreement to mutually terminate the agreement.

In May 2023, after mutual termination discussions were unsuccessful, QAD filed for arbitration pursuant to the Agreement to resolve the dispute. The Company and QAD disagree about the cause of the software implementation failure and whether the Company owes QAD a termination fee. The Company believes QAD’s lack of performance voided the Agreement and intends to vigorously defend its legal rights to the fullest extent of the law. As of June 30, 2023, any obligation under the Agreement is inestimable and therefore no accrual in relation to this dispute has been recorded in the Company’s Consolidated Balance Sheets or Statements of Operations.

9.	Commitments and Contingencies

Registration Rights

The holders of the 2022 convertible note that was issued will have registration rights to require the Company to register the sale of its debt securities held by them pursuant to a registration rights agreement to be signed in conjunction with the convertible note.

Legal Proceedings

The Company is not currently subject to any material legal proceedings, nor, to the Company’s knowledge, are any material legal proceedings threatened against the Company. From time to time, the Company may be a party to certain legal or regulatory proceedings in the ordinary course of business. While the outcome of any such future legal or regulatory proceedings cannot be predicted with certainty, management does not expect that any such future proceedings will have a material effect on the Company’s financial condition or results of operations.